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direct dial: 248.723.0347      Timothy E. Kraepel     email: TKraepel@howardandhoward.com
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                                 April 29, 2005

MICHAEL PRESSMAN
SPECIAL COUNSEL
OFFICE OF MERGERS AND ACQUISITIONS
SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Washington, D.C.  20549-0405

      RE:    PIONEER RAILCORP
             SCHEDULE 13E-3 FILED MARCH 1, 2005, AS AMENDED
             FILE NO. 5-47260

             PRELIMINARY SCHEDULE 14A FILED MARCH 1, 2005, AS AMENDED FILE NO. 1-12072

             FORM 10-KSB FOR THE FISCAL YEAR ENDED DECEMBER 31, 2004 FILE NO. 1-12072
             FILED MARCH 21, 2005

             RESPONSE TO SEC COMMENTS

Dear Mr. Pressman:

        Pursuant to the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder, on behalf of our client Pioneer Railcorp, enclosed for filing is Pioneer Railcorp's Amendment No. 3 (the "Amendment") to its Schedule 13E-3 and Schedule 14A submitted herewith for filing, both of which have been marked to show the changes from the previously submitted documents. For ease of reference, we have repeated each of your comments below and our response to each comment follows immediately thereafter. Where it is otherwise unclear, our response also includes a description of where the response to each of the staff's comments may be found in the marked amendment.

MICHAEL PRESSMAN
SPECIAL COUNSEL
OFFICE OF MERGERS AND ACQUISITIONS
April 29, 2005
Page 2


                              RESPONSES TO COMMENTS

General

        1. Please update the financial information and related disclosures included in your proxy statement in accordance with Item 310(g) of Regulation S-B.

THE FINANCIAL INFORMATION AND RELATED DISCLOSURES IN THE PROXY STATEMENT HAVE BEEN UPDATED TO INCLUDE INFORMATION FROM THE COMPANY'S RECENTLY FILED FORM 10-KSB FOR YEAR ENDED DECEMBER 31, 2004.

Preliminary Proxy Materials
Special Factors, page 12
Background of the Merger Proposal, page 12

        2. We note the new disclosure on page 28 relating to the change-of-control transaction proposed by the RSM Group January 27, 2005. We also note that such offer was considered and rejected at a board meeting on February 22, 2005. Please expand this section to describe all meetings convened since the time of the initial RSM Group offer January 27, 2005 until the board's decision to reject the offer. Expand disclosure to more specifically explain what considerations were addressed at the board meeting, including the board's consideration of its fiduciary duties. File the Donnelly Penman materials prepared in connection with the change-of-control transactions delivered to the board and summarize these reports in expanded disclosure. See Items 1015 and 1016 of Regulation M-A.

THE SECTION ENTITLED "BACKGROUND OF THE MERGER PROPOSAL" HAS BEEN SIGNIFICANTLY EXPANDED TO INCLUDE DETAILED INFORMATION CONCERNING THE BOARD'S CONSIDERATION OF THE RSM GROUP OFFER INCLUDING A DETAILED SUMMARY OF SPECIAL COUNSEL'S AND DONNELLY PENMAN'S PRESENTATIONS IN CONNECTION THEREWITH. (SEE PAGES 18 - 20.) DONNELLY PENMAN'S MATERIALS ARE CURRENTLY NOT INCLUDED AND, BASED ON THE ANALYSIS CONTAINED AT THE END OF THIS CORRESPONDENCE, WE RESPECTFULLY REQUEST THAT WE BE PERMITTED TO EXCLUDE SUCH MATERIALS.

        3. Expand your disclosure to explain in greater detail why each filing person determined that the existing transaction was substantively fair to unaffiliated shareholders given the existence of the offer for $3.00 to shareholders and $1.00 to warrant holders. In addition, expand your disclosure to explain why the third party offer would limit the company's ability to "enhance shareholder value through internal growth and acquisitions."

THE SECTION ENTITLED "BACKGROUND OF THE MERGER PROPOSAL" HAS BEEN SIGNIFICANTLY EXPANDED TO INCLUDE THE ADVICE AND MATTERS CONSIDERED BY THE BOARD IN DETERMINING THAT THE PROPOSED GOING PRIVATE TRANSACTION IS SUBSTANTIVELY FAIR GIVEN THE EXISTENCE OF THE RSM GROUP OFFER AND WHY THE OFFER LIMITS THE COMPANY'S ABILITY TO ENHANCE SHAREHOLDER VALUE THROUGH INTERNAL GROWTH AND ACQUISITIONS. (SEE PAGES 18 - 20.) THE SECTIONS ENTITLED "POSITION OF PIONEER MERGER CORPORATION AS TO THE FAIRNESS OF THE MERGER" AND "POSITION OF THE COMPANY'S LARGEST SHAREHOLDER, GUY BRENKMAN, AS TO THE FAIRNESS OF THE MERGER" HAVE ALSO BEEN

MICHAEL PRESSMAN
SPECIAL COUNSEL
OFFICE OF MERGERS AND ACQUISITIONS
April 29, 2005
Page 3


EXPANDED TO INCLUDE THE DETERMINATIONS OF THESE RESPECTIVE FILING PERSONS IN LIGHT OF THE RSM GROUP OFFER. (SEE PAGES 33 - 34.)

        4. Disclose to explain the special committee's role in the consideration of the RSM Group offer. We note, for example, that throughout your amended disclosures, you indicate that the special committee was at all times free to recommend the adoption of additional procedural protections. However, it appears that the special committee did not consider the RSM Group offer. Please disclose whether the special committee reviewed the offer. If not, please explain why the special committee did not do so.

THE SECOND FULL PARAGRAPH ON PAGE 19 UNDER THE SUB-CAPTION "PRESENTATION BY THE COMPANY'S SPECIAL COUNSEL AND FINANCIAL ADVISOR" CONTAINS A DISCUSSION OF THE ADVICE PROVIDED TO THE BOARD IN CONNECTION WITH THE ABOVE-REFERENCED COMMENT AND, IN PARTICULAR, WHY THE PREVIOUSLY-FORMED SPECIAL COMMITTEE WAS NOT ASKED TO CONSIDER THE RSM GROUP OFFER.

        5. Please indicate Donnelly Penman's role in advising the board whether the fairness opinion remained operative after the RSM Group's offer.

THE FOURTH FULL PARAGRAPH ON PAGE 19 UNDER THE SUB-CAPTION "PRESENTATION BY THE COMPANY'S SPECIAL COUNSEL AND FINANCIAL ADVISOR" CONTAINS A DISCUSSION OF DONNELLY PENMAN'S ADVICE TO THE BOARD IN CONNECTION WITH THE ABOVE-REFERENCED COMMENT.


        6. Based on a March 9, 2005 amended Schedule 13D filed by Richard Barone of Merlin Partners, it appears that the same third party offeror reiterated their offer to pay in excess of $3.00 per share and in excess of $1.00 for each warrant not owned by management. Please substantially revise your disclosure in this section to account for any recent discussions, negotiations and recommendations. Also, tell us whether you considered updating your fairness determinations based on the recent unsolicited offers.


THE LAST FULL PARAGRAPH ON PAGE 20 UNDER THE SUB-CAPTION "PRESENTATION BY THE COMPANY'S SPECIAL COUNSEL AND FINANCIAL ADVISOR" PROVIDES A DISCUSSION OF THE LIMITED CONTACT AND EVENTS THAT HAVE TRANSPIRED BETWEEN THE PARTIES SINCE THE DATE THAT THE BOARD MET TO CONSIDER THE OFFER. UPON ADVICE OF SPECIAL COUNSEL, THE BOARD DID NOT RECONVENE TO CONSIDER THE RE-ITERATED OFFER BECAUSE THE RE-ITERATED OFFER CONTAINED NO NEW INFORMATION FOR THE BOARD TO CONSIDER. THE COMPANY DID NOT CONSIDER UPDATING THE FAIRNESS DETERMINATIONS FOR REASONS NOTED IN THE ABOVE-REFERENCED EXPANDED SECTIONS OF THE PROXY STATEMENT.

Recommendation of our board of directors, page 25

        7. We note the added disclosure on page 15 in response to our prior comment 9. In that disclosure, please clarify which meeting you refer to as the "June 2004 meeting."

IN RESPONSE TO THIS COMMENT, THE ABOVE-REFERENCED DISCLOSURE ON PAGE 15 HAS BEEN MODIFIED TO REFLECT THE JUNE 28, 2004 BOARD MEETING ATTENDED BY ALL DIRECTORS AND SPECIAL COUNSEL, AS THE MEETING TO WHICH WE REFER.

MICHAEL PRESSMAN
SPECIAL COUNSEL
OFFICE OF MERGERS AND ACQUISITIONS
April 29, 2005
Page 4

Voting Securities and Principal Holders Thereof, page 45

        8. Revise this section to disclose the number of shares outstanding used to determine beneficial ownership and clarify how you calculate beneficial ownership.

FOOTNOTE 1 APPEARING UNDER THE BENEFICIAL OWNERSHIP TABLE IN THE
ABOVE-REFERENCED SECTION HAS BEEN SIGNIFICANTLY EXPANDED TO QUANTIFY THE HOLDINGS OF THE COMPANY'S DIRECTORS AND EXECUTIVE OFFICERS, BEFORE AND AFTER THE MERGER, USED TO CALCULATE THE OWNERSHIP PERCENTAGES. DETAIL IS PROVIDED FOR THE COMPUTATIONS OF THE RESPECTIVE NUMERATORS AND DENOMINATORS, BOTH BEFORE AND AFTER THE MERGER. (SEE PAGE 48.)

Form 10-KSB for fiscal year ended December 31, 2004
Signatures

        9. Your Form 10-KSB should be signed by your principal executive officer in an individual capacity and your controller or principal accounting officer. Refer to General Instruction C to Form 10-KSB and our prior comment 60 in our letter to you dated December 10, 2004.

AS DISCUSSED IN A TELEPHONE CONFERENCE BETWEEN THE UNDERSIGNED AND JOHANNA VEGA LOSERT ON OR AROUND MARCH 29, 2005, IN LIGHT OF THE SECOND ISSUANCE OF THIS COMMENT, SPECIAL COUNSEL HAS SPECIFICALLY ADVISED THE COMPANY'S CHIEF FINANCIAL OFFICER AS TO THE PROPER FORM OF THE SIGNATURE PAGE IN CONNECTION WITH ITS ANNUAL FILINGS ON FORM 10-KSB.

       Legal Analysis in Support of Exclusion of Donnelly Penman Materials

        You have requested that we file the Donnelly Penman materials delivered to the board (the "Donnelly Penman Report") in conjunction with its consideration of the RSM Group proposal. We are concerned about filing a copy of the Donnelly Penman Report because it includes a valuation in a "change-of-control" context. The board's consideration of that proposal was legally separate and distinct from its consideration of the pricing in the "going private" transaction and is, therefore, not materially related to the going private transaction, as contemplated by Item 1015 of Regulation M-A. As is discussed below, we believe that it would be prejudicial to the Company to be required to disclose the Donnelly Penman Report in the "going private" proxy materials.

        I. Valuation in "Going Private" Transactions. Pursuant to Iowa law, in a "going private" transaction, a corporation is required to pay to a shareholder who is receiving cash the "fair value" of their shares:

        "Fair value" means the value of the corporation's shares determined according to the following:

                a. Immediately before the effectuation of the corporate action to which the shareholder objects.

MICHAEL PRESSMAN
SPECIAL COUNSEL
OFFICE OF MERGERS AND ACQUISITIONS
April 29, 2005
Page 5

                b. Using customary and current valuation concepts and techniques generally employed for similar business in the context of the transaction requiring appraisal.

                c.      Without discounting for lack of marketability or
                        minority status...." I.C.A. Sections 490.1330(4).

        Iowa courts have ruled that in determining "fair value," the board should consider historical and dividend trends, book and asset values and market trends. See, Sieg Co. v. Kelly, 512 NW2d 275 (Iowa, 1994). However, Iowa law requires that, in determining fair value, the board base the price on "the value of the shares immediately before the effectuation of the corporate action..., excluding any appreciation or depreciation in anticipation of the corporate action...." I.C.A. Sections 490.1301(3).

        Iowa courts have often relied on the law of Delaware in analyzing corporate issues which are not otherwise fully developed in Iowa since Delaware law represents the most widely developed body of law relating to corporate issues. See, e.g., Rowen v. LeMars Mutual Insurance Company of Iowa, 282 NW2d 639 (Iowa, 1979) and Cookies Food Products, Inc. v. Lakes Warehouse Distributing, Inc., 430 NW2d 447 (Iowa, 1988). In one of the leading Delaware court cases involving a going private transaction, Cavalier Oil Corporation v. Harnett, 564 A2d, 1137 (Delaware, 1989), the court indicated that, like Iowa, Delaware corporations are required to be valued in a going private transaction as a "going concern" without reference to possible post-merger events: "To this end the company must be first valued as an operating entity by application of traditional value factors, weighted as required, but without regard to post-merger events or other possible business combinations." Id, at 1144.

        The valuation analysis which was undertaken on behalf of Pioneer's board, for the "going private transaction" applied various valuation methodologies and factors as required by Iowa law and gave different weightings to those factors. In the "going private" valuation, the weightings were based on the "going concern" value of Pioneer and, as such, no premium was applied for a possible change-of-control of Pioneer.

        II. Valuation in "Change-of-Control" Transactions. Iowa courts have not specifically addressed the issue of the appropriate valuation methodology to be used in the context of a "change-of-control" transaction. However, as is noted above, Iowa courts have routinely relied on Delaware decisions for purposes of addressing corporate issues which have not otherwise been addressed by Iowa courts. Cookies Food Products, Inc., supra, citing Smith v. Van Gorkom, 488 A2d, 858 (Delaware, 1985). Delaware courts have generally held that directors decisions with respect to business combination proposals are governed by the business judgment rule. Van Gorkom, supra at 872. Van Gorkom required that, in considering a proposal such as one made by the RSM Group, the board consider all relevant factors, including consideration of the price which might be available were the company to sell. However, Van Gorkom made it clear that the board is not required to accept a proposal which it did not believe to be in the best interests of Pioneer's shareholders or which it believes is consistent with its long-term business strategy.

        Had the Pioneer board determined to abandon its long-term business strategy and engage in sale of the company, its duties would have shifted. In such circumstances, it would have been required to attempt to obtain the best price available to its shareholders. Revlon v. MacAndrews & Forbes

MICHAEL PRESSMAN
SPECIAL COUNSEL
OFFICE OF MERGERS AND ACQUISITIONS
April 29, 2005
Page 6


Holdings, Inc. 506 A2d 173 (Delaware, 1986). This would demand that the board conduct an active bidding process or use some similar method to obtain the best price available for its shareholders. See, In Re MONY Group, Inc. Shareholder Litigation, 852 A2d 9 (Delaware. Ch. 2004).

        In analyzing the RSM proposal, the board considered various factors, which included the ability of the RSM Group to carry out the proposal, the benefits to be derived by shareholders from the proposal and other relevant considerations. The Donnelly Penman Report included an analysis of the potential price the Company could obtain if it were to engage in a "change-of-control" transaction. Donnelly Penman applied the same factors which it used in the "going private transaction." However, Donnelly Penman applied a control premium of 52% to arrive at its determination that the "change-of-control" value would be approximately $3.59 per share. As is noted above, a "change-of-control" premium is not an appropriate consideration in the context of a "going private" transaction.

        III. Conclusion. As is evident from the foregoing, the valuation approach which is required in conjunction with a "going private" transaction is significantly different than the valuation approach which is required in conjunction with a "change-of-control" transaction. In our view, the filing of the Donnelly Penman Report in conjunction with the "going private" transaction would be both misleading to shareholders and unfairly prejudicial to Pioneer. It would give potential acquirors of Pioneer access to confidential pricing considerations which might apply if Pioneer was to be sold, but information which is not relevant to the "going private" matter.

        Boards of directors are routinely faced with acquisition offers. In the exercise of their fiduciary duties, boards are required to consider and respond to such offers. In many cases, when boards respond to such offers, particularly where such offers have been made publicly, the board responds publicly. However, the response does not include information about the inner workings of the board's decision-making process. It certainly does not include public disclosure of what the board or its advisor considers to be the appropriate price to be paid if the Company were to be sold.

        In view of the foregoing, it is our view that Donnelly Penman Report should not be filed in conjunction with this matter.


                                VERY TRULY YOURS,

                                HOWARD & HOWARD ATTORNEYS, P.C.

                                /S/TIMOTHY E. KRAEPEL

                                TIMOTHY E. KRAEPEL



cc:     J. Michael Carr
        Theodore L. Eissfeldt, Esq.